Document and Entity Information	May 06, 2020
Cover [Abstract]
Entity Registrant Name	GETTY REALTY CORP.
Document Type	8-K
Amendment Flag	false
Entity Central Index Key	0001052752
Document Period End Date	May 06, 2020
Entity Emerging Growth Company	false
Entity File Number	001-13777
Entity Incorporation, State or Country Code	MD
Entity Tax Identification Number	11-3412575
Entity Address, Address Line One	Two Jericho Plaza
Entity Address, Address Line Two	Suite 110
Entity Address, City or Town	Jericho
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	11753-1681
City Area Code	(516)
Local Phone Number	478-5400
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Security 12b Title	Common Stock
Trading Symbol	GTY
Security Exchange Name	NYSE